Stock-Based Compensation - SRA - Stock Option Activity (Details) - shares	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Performance Options
Number of Option Shares
Outstanding beginning of period (in shares)	26,601,000
Options granted (shares)	0
Canceled/Forfeited (in shares)	(513)
Outstanding end of period (in shares)	26,088	26,601,000
SRA Companies, Inc. | Service Options
Number of Option Shares
Outstanding beginning of period (in shares)	29,157	26,071	25,210	26,460
Options granted (shares)	0	1,495	5,362	5,581
Canceled/Forfeited (in shares)	(258)	(1,534)	(4,501)	(6,831)
Outstanding end of period (in shares)	28,899	29,157	26,071	25,210
Options exercisable at end of period (shares)	20,649	12,341	8,142	4,506
SRA Companies, Inc. | Service Options | Previously reported
Number of Option Shares
Outstanding beginning of period (in shares)	26,032
Outstanding end of period (in shares)		26,032
SRA Companies, Inc. | Performance Options
Number of Option Shares
Outstanding beginning of period (in shares)	26,601	25,957	25,488	27,060
Options granted (shares)		1,495	5,362	7,781
Canceled/Forfeited (in shares)		(851)	(4,893)	(9,353)
Outstanding end of period (in shares)		26,601	25,957	25,488